UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22147

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST

(Exact name of registrant as specified in charter)

301 West Roosevelt Road, Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

Andrew Schlossberg
301 West Roosevelt Road
Wheaton, IL 60187

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-983-0903

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. CONSOLIDATED SCHEDULE OF INVESTMENTS.

The consolidated schedule of investments as of January 31, 2011 is set forth below.

PowerShares India Portfolio
January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	India - 100.0%
	Consumer Discretionary - 5.2%
2,729,725	ITC, Ltd.	$9,720,140
616,044	Mahindra & Mahindra, Ltd.	9,616,445
258,645	Tata Motors, Ltd.	6,508,752
		25,845,337

	Consumer Staples - 4.3%
2,997,798	Hindustan Unilever, Ltd.	17,751,833
48,880	Nestle India, Ltd.	3,535,987
		21,287,820

	Energy - 25.7%
953,226	Cairn India, Ltd. (a)	6,979,783
1,237,935	Essar Oil, Ltd. (a)	3,295,805
559,905	Gail India, Ltd.	5,741,680
2,188,333	Indian Oil Corp., Ltd.	15,980,724
1,671,106	Oil & Natural Gas Corp., Ltd.	43,013,665
219,378	Oil India, Ltd.	6,124,916
2,289,582	Reliance Industries, Ltd.	45,946,938
		127,083,511

	Financial Services - 10.7%
176,404	Axis Bank, Ltd.	4,786,508
352,435	HDFC Bank, Ltd.	15,695,986
828,164	Housing Development Finance Corp., Ltd.	11,388,155
380,603	ICICI Bank, Ltd.	8,516,432
1,355,788	Infrastructure Development Finance Co., Ltd.	4,376,468
265,634	Reliance Capital, Ltd.	3,041,927
571,554	Rural Electrification Corp., Ltd.	3,053,186
2,093,616	Unitech, Ltd.	2,202,880
		53,061,542

	Health Care - 4.7%
824,203	Cipla, Ltd.	5,974,829
153,560	Dr. Reddy's Laboratories, Ltd.	5,446,552
373,569	Ranbaxy Laboratories, Ltd. (a)	4,478,258
784,394	Sun Pharmaceutical Industries, Ltd.	7,529,636
		23,429,275

	Industrials - 7.4%
402,309	Adani Enterprises, Ltd.	4,953,013
160,601	Bharat Heavy Electricals, Ltd.	7,758,644
1,764,853	Jaiprakash Associates, Ltd.	3,216,622
143,738	Larsen & Toubro, Ltd.	5,159,541
346,106	Reliance Infrastructure, Ltd.	5,334,668
270,045	Siemans India, Ltd.	5,031,213
1,373,320	Sterlite Industries (India), Ltd.	4,958,417
		36,412,118

	Information Technology - 19.1%
833,866	Infosys Technologies, Ltd.	56,590,454
849,616	Tata Consultancy Services, Ltd.	21,504,397
1,695,591	Wipro, Ltd.	16,339,763
		94,434,614

	Materials - 10.4%
845,628	Hindalco Industries, Ltd.	4,282,808
381,143	Hindustan Zinc, Ltd.	10,450,731
598,809	Jindal Steel & Power, Ltd.	8,691,231
173,186	JSW Steel, Ltd.	3,410,464
1,718,649	NMDC, Ltd.	9,888,290
629,066	Sesa Goa, Ltd.	4,495,339
1,846,970	Steel Authority of India, Ltd.	6,525,984
161,572	UltraTech Cement, Ltd.	3,530,322
		51,275,169

	Telecommunication Services - 4.6%
2,436,230	Bharti Airtel, Ltd.	17,065,607
2,195,229	Reliance Communications, Ltd.	5,863,963
		22,929,570

	Utilities - 7.9%
1,292,166	Adani Power, Ltd. (a)	3,484,143
6,674,636	NHPC, Ltd.	3,577,771
4,790,009	NTPC, Ltd.	19,685,120
2,286,849	Power Grid Corporation of India, Ltd.	4,830,767
1,239,048	Reliance Power, Ltd. (a)	3,648,024
148,752	Tata Power Co., Ltd.	4,049,847
		39,275,672

	Total Common Stocks
	(Cost $414,904,626)	495,034,628
Face Value
	Short-Term Instruments - 0.0%
	Time Deposits - 0.0%
$799	Brown Brothers Harriman
	0.03%, 2/01/11 (Cost $799)	799
	Total Investments-100.0%
	(Cost $414,905,425) (b)	495,035,427
	Other assets, less cash and liabilities-0.0%	156,605
	Net Assets-100.0%	$495,192,032

Footnotes to the Consolidated Schedule of Investments:
(a)	Non-income producing security.
(b)
At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $414,905,425. The net unrealized appreciation was $80,130,002, which consisted of aggregate gross unrealized appreciation of $100,909,585 and aggregate gross unrealized depreciation of $(20,779,583).

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when the market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using unadjusted quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risks and other.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of risk of liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Category	Level 1	Level 2	Level 3	Total
Equity Securities:
Consumer Discretionary	$–	$25,845,337	$–	$25,845,337
Consumer Staples	–	21,287,820	–	21,287,820
Energy	–	127,083,511	–	127,083,511
Financial Services	–	53,061,542	–	53,061,542
Health Care	–	23,429,275	–	23,429,275
Industrials	–	36,412,118	–	36,412,118
Information Technology	–	94,434,614	–	94,434,614
Materials	–	51,275,169	–	51,275,169
Telecommunication Services	–	22,929,570	–	22,929,570
Utilities	–	39,275,672	–	39,275,672
Time Deposits	–	799	–	799
Total Investments	$–	$495,035,427	$–	$495,035,427

During the three-month period ended January 31, 2011, the Fund had significant transfers from Level 1 to Level 2 as valuation was determined using adjusted closing vendor prices.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  The registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) within 90 days of filing date of this report and have concluded that these controls and procedures are effective.

(b)  There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PowerShares India Exchange-Traded Fund Trust

By: /s/ Andrew Schlossberg
Andrew Schlossberg
President (Principal Executive Officer)
Date:  March 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in capacities and on dates indicated.

By: /s/ Andrew Schlossberg
Andrew Schlossberg
President (Principal Executive Officer)
Date:  March 29, 2011

By: /s/ Bruce T. Duncan
Bruce T. Duncan
Treasurer (Principal Financial Officer)
Date:  March 29, 2011